OTHER LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities
Financial liabilities	R$ 730,937	R$ 830,847
Amount of leases	1,730,439	2,010,127
Maturity of the leases	R$ 495,566	R$ 282,065